CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 41,592	$ 5,858	¥ 17,000	¥ 19,800
Restricted cash	¥ 2,391	$ 337	¥ 1,487	¥ 1,400